Advances for vessels under construction and acquisition of vessels (Tables)	12 Months Ended
Dec. 31, 2019
Advances for vessels under construction and acquisition of vessels [Abstract]
Advances for vessels under construction and acquisition of vessels

Balance, December 31, 2017	$48,574
- Additions	129,749
- OCC Vessels shares acquisition	42,962
- Capitalized interest	1,753
- Transfers to Vessel cost	(163,138)
Balance, December 31, 2018	59,900
- Additions	96,671
- Capitalized interest	1,018
- Transfers to Vessel cost	(157,589)
Balance, December 31, 2019	-